Expense Example	Jun. 24, 2026 USD ($)
ANFIELD UNIVERSAL FIXED INCOME ETF | ANFIELD UNIVERSAL FIXED INCOME ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
ANFIELD U.S. EQUITY SECTOR ROTATION ETF | ANFIELD U.S. EQUITY SECTOR ROTATION ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,120